Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Australia ETF(a)	60,274	$1,376,055

Total Investment Companies — 99.7% (Cost: $1,229,439)		1,376,055

Total Investments in Securities — 99.7% (Cost: $1,229,439)		1,376,055

Other Assets, Less Liabilities — 0.3%		4,412

Net Assets — 100.0%		$1,380,467

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	516,749	—	(516,749	)(a)	—	$—	$430	(b)	$—	$—
iShares MSCI Australia ETF	60,489	723	(938)		60,274	1,376,055	—		65	69,177

						$1,376,055	$430		$65	$69,177

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,986,000	USD	1,343,330	MS	12/03/19	$—
USD	1,376,750	AUD	2,005,000	MS	12/03/19	20,569
USD	1,335,511	AUD	1,967,000	MS	01/03/20	3,852

						24,421

AUD	1,986,000	USD	1,347,513	MS	12/03/19	(4,183)
USD	1,330,479	AUD	1,967,000	MS	12/03/19	—
USD	52,122	AUD	77,000	MS	01/03/20	(7)

						(4,190)

	Net unrealized appreciation					$20,231

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,376,055	$—	$—	$1,376,055

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$24,421	$—	$24,421
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,190)	—	(4,190)

	$—	$20,231	$—	$20,231

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

USD	United States Dollar

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